American Century Investments®
Quarterly Portfolio Holdings
Focused Dynamic Growth Fund
October 31, 2023

Focused Dynamic Growth - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.8%
Rocket Lab USA, Inc.(1)(2)	2,710,222	11,464,239
Automobiles — 6.2%
Tesla, Inc.(1)	464,297	93,249,410
Beverages — 4.7%
Boston Beer Co., Inc., Class A(1)	43,075	14,384,896
Constellation Brands, Inc., Class A	242,479	56,776,458
		71,161,354
Biotechnology — 10.3%
Alnylam Pharmaceuticals, Inc.(1)	212,958	32,327,024
Argenx SE, ADR(1)	77,490	36,386,979
Ascendis Pharma A/S, ADR(1)	130,480	11,653,169
Blueprint Medicines Corp.(1)	184,088	10,835,420
Regeneron Pharmaceuticals, Inc.(1)	83,937	65,461,627
		156,664,219
Broadline Retail — 9.5%
Amazon.com, Inc.(1)	1,080,064	143,745,718
Capital Markets — 1.6%
Intercontinental Exchange, Inc.	87,225	9,371,454
S&P Global, Inc.	44,349	15,491,549
		24,863,003
Electronic Equipment, Instruments and Components — 2.8%
Cognex Corp.	254,147	9,146,750
Keysight Technologies, Inc.(1)	274,958	33,558,624
		42,705,374
Energy Equipment and Services — 1.8%
Cactus, Inc., Class A	571,067	26,805,885
Entertainment — 2.6%
Netflix, Inc.(1)	97,391	40,094,901
Financial Services — 7.7%
Block, Inc.(1)	396,398	15,955,019
Mastercard, Inc., Class A	131,671	49,554,381
Visa, Inc., Class A	219,438	51,589,874
		117,099,274
Health Care Equipment and Supplies — 3.0%
Intuitive Surgical, Inc.(1)	172,133	45,136,715
Hotels, Restaurants and Leisure — 3.9%
Chipotle Mexican Grill, Inc.(1)	30,601	59,433,262
Interactive Media and Services — 9.7%
Alphabet, Inc., Class C(1)	1,176,740	147,445,522
IT Services — 2.5%
Okta, Inc.(1)	557,310	37,568,267
Machinery — 3.1%
FANUC Corp.	526,200	13,058,388
Westinghouse Air Brake Technologies Corp.	318,382	33,754,859
		46,813,247
Professional Services — 3.4%
Paylocity Holding Corp.(1)	215,423	38,646,886
Verisk Analytics, Inc.	59,457	13,518,144
		52,165,030

Semiconductors and Semiconductor Equipment — 9.3%
Monolithic Power Systems, Inc.	61,167	27,019,911
NVIDIA Corp.	279,764	114,087,759
		141,107,670
Software — 14.0%
Bill Holdings, Inc.(1)	318,011	29,031,224
Cadence Design Systems, Inc.(1)	153,482	36,812,658
DocuSign, Inc.(1)	393,756	15,309,233
HubSpot, Inc.(1)	72,040	30,528,391
Microsoft Corp.	140,766	47,594,392
Salesforce, Inc.(1)	260,732	52,362,808
		211,638,706
Textiles, Apparel and Luxury Goods — 2.6%
NIKE, Inc., Class B	384,690	39,534,591
TOTAL COMMON STOCKS (Cost $1,152,960,850)		1,508,696,387
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	31,883	31,883
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,445,267	4,445,267
		4,477,150
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 11/30/28 - 11/15/52, valued at $605,669), in a joint trading account at 5.26%, dated 10/31/23, due 11/1/23 (Delivery value $591,411)		591,325
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 10/15/28, valued at $7,600,114), at 5.28%, dated 10/31/23, due 11/1/23 (Delivery value $7,452,093)		7,451,000
		8,042,325
TOTAL SHORT-TERM INVESTMENTS (Cost $12,519,475)		12,519,475
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,165,480,325)		1,521,215,862
OTHER ASSETS AND LIABILITIES — (0.3)%		(4,384,675)
TOTAL NET ASSETS — 100.0%		$1,516,831,187

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,576,478. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,881,286, which includes securities collateral of $2,436,019.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,495,637,999	$13,058,388	—
Short-Term Investments	4,477,150	8,042,325	—
	$1,500,115,149	$21,100,713	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.